Trade Accounts Payable	12 Months Ended
Dec. 31, 2018
Trade accounts payable [Abstract]
Trade accounts payable

8          Trade accounts payable

Trade accounts payable in the consolidated statement of financial position as at December 31, 2018 and 2017, amounted to $6,433 and $4,258, respectively. Trade accounts payable are non-interest bearing.